Goodwill and Finite Lived Intangible Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Cost	$ 4,341,600	$ 4,341,600	$ 4,341,600	$ 4,402,200	$ 4,337,300
Accumulated amortization	2,836,400	2,578,600	2,578,600	2,322,400	1,779,500
Net	1,505,200	1,763,000	1,763,000	2,079,800	2,557,800
Technology, trademarks
Cost	4,341,600	4,341,600	4,341,600	1,278,900	364,700
Accumulated amortization	796,400	2,578,600	2,578,600	653,400	362,200
Net	420,400	495,100	495,100	625,500	2,500
Websites
Cost	210,000	210,000	210,000	210,000	210,000
Accumulated amortization	210,000	210,000	210,000	210,000	210,000
Net	0	0	0	0	0
Customer relationships
Cost	372,200	372,200	372,200	372,200	372,200
Accumulated amortization	179,800	163,800	163,800	143,300	102,400
Net	192,400	208,400	208,400	228,900	269,800
Patents
Cost	595,800	595,800	595,800	594,300	591,500
Accumulated amortization	352,600	321,100	321,100	289,300	225,900
Net	243,200	274,700	274,700	305,000	365,600
Trade names
Cost	592,300	592,300	592,300	592,300	592,300
Accumulated amortization	2,836,400	266,000	266,000	228,200	152,600
Net	1,505,200	326,300	326,300	364,100	439,700
Sublicense agreements
Cost	294,000	294,000	294,000	294,000	294,000
Accumulated amortization	294,000	294,000	294,000	294,000	283,000
Net	$ 0	$ 0	$ 0	$ 0	$ 11,000
Estimated useful lives	10 years	10 years	10 years	10 years	10 years
Non-compete agreements
Cost	$ 1,060,500	$ 1,060,500	$ 1,060,500	$ 1,060,500	$ 1,060,500
Accumulated amortization	699,800	602,000	602,000	504,200	308,600
Net	$ 360,700	$ 458,500	$ 458,500	$ 556,300	751,900
IPR & D
Cost					852,100
Accumulated amortization					134,800
Net					$ 717,300
Minimum [Member] | Technology, trademarks
Estimated useful lives	3 years	3 years	3 years	3 years	5 years
Minimum [Member] | Trade names
Estimated useful lives	3 years	3 years	3 years	3 years	3 years
Minimum [Member] | Websites
Estimated useful lives	3 years	3 years	3 years	3 years	3 years
Minimum [Member] | Customer relationships
Estimated useful lives	4 years	4 years	4 years	4 years	4 years
Minimum [Member] | Non-compete agreements
Estimated useful lives	4 years	4 years	4 years	4 years	4 years
Minimum [Member] | Patents
Estimated useful lives	5 years	5 years	5 years	5 years	5 years
Minimum [Member] | IPR & D
Estimated useful lives					3 years
Maximum [Member] | Technology, trademarks
Estimated useful lives	10 years	10 years	10 years	10 years	10 years
Maximum [Member] | Trade names
Estimated useful lives	6 years	6 years	6 years	6 years	6 years
Maximum [Member] | Websites
Estimated useful lives	7 years	7 years	7 years	7 years	7 years
Maximum [Member] | Customer relationships
Estimated useful lives	10 years	10 years	10 years	10 years	10 years
Maximum [Member] | Non-compete agreements
Estimated useful lives	5 years	5 years	5 years	5 years	5 years
Maximum [Member] | Patents
Estimated useful lives	7 years	7 years	7 years	7 years	7 years
Maximum [Member] | IPR & D
Estimated useful lives					5 years